Summary of Significant Accounting Policies - Summary Of Property, Equipment and Software, Net (Detail)	12 Months Ended
Dec. 31, 2022
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Residual value	5.00%
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Residual value	5.00%
Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	shorter of remaining lease period and estimated useful life
Residual value	0.00%
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Residual value	0.00%